Annual Total Returns[BarChart] - Financials UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.69%)	38.73%	51.14%	19.59%	(3.20%)	22.70%	27.19%	(17.23%)	46.50%	(9.83%)